Expense Example - FidelitySeriesRealEstateIncomeFund-PRO - FidelitySeriesRealEstateIncomeFund-PRO - Fidelity Series Real Estate Income Fund - Fidelity Series Real Estate Income Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none